UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21529
The Gabelli Global Utility & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Global Utility & Income Trust
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return declined 1.5% during the first half of 2009, compared with a decline of 1.7% for the Standard & Poor’s (“S&P”) 500 Utilities Index and an increase of 0.3% for the Lipper Utility Fund Average. The total return for the Fund’s publicly traded shares was 6.9% during the first half of the year. On June 30, 2009, the Fund’s NAV per share was $17.59, while the price of the publicly traded shares closed at $16.34 on the NYSE Amex.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	12.83%	(1.45)%	(18.46)%	(0.69)%	4.46%	4.53%
Investment Total Return (c)	24.51	6.94	(15.14)	3.00	4.46	2.79
S&P 500 Index	15.92	3.19	(26.20)	(8.22)	(2.24)	(1.83)
S&P 500 Utilities Index	10.18	(1.71)	(28.22)	(1.18)	7.12	7.31
Lipper Utility Fund Average	13.25	0.27	(30.78)	(2.36)	5.91	6.23

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2009:

Energy and Utilities: Integrated	46.3%
Telecommunications	12.4%
Cable and Satellite	6.5%
Energy and Utilities: Electric Transmission and Distribution	5.7%
U.S. Government Obligations	5.2%
Energy and Utilities: Natural Gas Integrated	4.7%
Energy and Utilities: Natural Gas Utilities	4.0%
Energy and Utilities: Oil	3.8%
Energy and Utilities: Water	3.5%
Wireless Communications	2.0%
Aerospace	1.0%
Diversified Industrial	1.0%
Environmental Services	0.7%
Energy and Utilities: Alternative Energy	0.6%
Independent Power Producers and Energy Traders	0.6%
Entertainment	0.5%
Real Estate	0.4%
Energy and Utilities: Services	0.4%
Metals and Mining	0.3%
Transportation	0.2%
Building and Construction	0.1%
Business Services	0.1%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting – May 18, 2009 – Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 18, 2009 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected James P. Conn and Salvatore M. Salibello as Trustees of the Fund. A total of 2,834,848 votes and 2,838,146 votes were cast in favor of each Trustee and a total of 80,198 votes and 76,901 votes were withheld for each Trustee, respectively.
     Anthony J. Colavita, Mario d’Urso, Vincent D. Enright, Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 94.3%
	ENERGY AND UTILITIES — 71.3%
	Energy and Utilities: Alternative Energy — 0.6%
	U.S. Companies
8,000	Ormat Technologies Inc.	$261,346	$322,480

	Energy and Utilities: Electric Transmission and Distribution — 5.7%
	Non U.S. Companies
8,775	National Grid plc, ADR	401,681	396,893
3,300	Red Electrica Corporacion SA	157,539	149,114
	U.S. Companies
4,000	CH Energy Group Inc.	178,779	186,800
2,000	Consolidated Edison Inc.	86,603	74,840
5,000	Northeast Utilities	90,818	111,550
48,000	NSTAR	1,140,134	1,541,280
40,000	Pepco Holdings Inc.	757,783	537,600
1,666	UIL Holdings Corp.	53,364	37,402

		2,866,701	3,035,479

	Energy and Utilities: Integrated — 46.3%
	Non U.S. Companies
150,000	A2A SpA	276,010	273,347
600	Areva SA	247,698	349,767
9,000	Chubu Electric Power Co. Inc.	190,737	208,336
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	92,572
2,700	E.ON AG	177,041	95,526
9,000	E.ON AG, ADR	209,576	318,788
10,000	Electric Power Development Co. Ltd.	252,321	284,424
8,000	Endesa SA	205,461	191,462
68,400	Enel SpA	434,924	332,966
9,760	Energias de Portugal SA, ADR	262,599	381,518
29,000	Enersis SA, ADR	172,658	535,630
140,000	Hera SpA	297,864	340,362
10,000	Hokkaido Electric Power Co. Inc.	171,210	187,575
10,000	Hokuriku Electric Power Co.	165,392	228,889
14,000	Huaneng Power International Inc., ADR	421,063	392,980
75,000	Iberdrola SA	381,224	608,139
13,000	Iberdrola SA, ADR	635,026	409,760
3,000	International Power plc	25,732	11,747
26,000	Korea Electric Power Corp., ADR†	294,247	299,000
10,000	Kyushu Electric Power Co. Inc.	178,959	215,394
4,500	Oesterreichische Elektrizitaetswirtschafts AG, Cl. A	209,779	229,031
10,000	Shikoku Electric Power Co. Inc.	171,759	298,957
10,000	The Chugoku Electric Power Co. Inc.	170,328	209,166
16,000	The Kansai Electric Power Co. Inc.	284,747	353,766
10,000	The Tokyo Electric Power Co. Inc.	220,693	257,435
10,000	Tohoku Electric Power Co. Inc.	164,025	209,166
	U.S. Companies
1,000	Allegheny Energy Inc.	25,689	25,650
2,000	ALLETE Inc.	71,269	57,500
20,000	Ameren Corp.	872,504	497,800
31,000	American Electric Power Co. Inc.	975,067	895,590
1,500	Avista Corp.	27,915	26,715
6,000	Black Hills Corp.	181,668	137,940
500	Cleco Corp.	9,790	11,210
500	CMS Energy Corp.	4,875	6,040
11,000	Dominion Resources Inc.	452,826	367,620
60,000	DPL Inc.	1,627,242	1,390,200
38,000	Duke Energy Corp.	535,087	554,420
5,000	El Paso Electric Co.†	95,713	69,800
10,000	Florida Public Utilities Co.	117,706	140,300
14,000	FPL Group Inc.	654,896	796,040
65,000	Great Plains Energy Inc.	1,676,659	1,010,750
22,000	Hawaiian Electric Industries Inc.	541,164	419,320
29,500	Integrys Energy Group Inc.	1,408,474	884,705
7,000	Maine & Maritimes Corp.	208,049	243,250
15,000	MGE Energy Inc.	487,338	503,250
45,000	NiSource Inc.	908,189	524,700
13,000	NorthWestern Corp.	390,834	295,880
19,500	OGE Energy Corp.	481,892	552,240
8,000	Otter Tail Corp.	222,389	174,720
1,000	PG&E Corp.	33,930	38,440
16,000	Pinnacle West Capital Corp.	650,094	482,400
4,200	PPL Corp.	117,280	138,432
31,000	Progress Energy Inc.	1,324,875	1,172,730
32,000	Public Service Enterprise Group Inc.	1,065,920	1,044,160
18,000	SCANA Corp.	646,320	584,460
1,000	TECO Energy Inc.	15,970	11,930
30,000	The AES Corp.†	272,995	348,300
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
1,500	The Empire District Electric Co.	$32,322	$24,780
45,000	The Southern Co.	1,322,848	1,402,200
15,000	Unisource Energy Corp.	369,330	398,100
17,000	Vectren Corp.	408,701	398,310
41,000	Westar Energy Inc.	860,569	769,570
5,000	Wisconsin Energy Corp.	171,276	203,550
45,000	Xcel Energy Inc.	761,340	828,450

		26,311,688	24,747,155

	Energy and Utilities: Natural Gas Integrated — 4.7%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	288,733	350,995
	U.S. Companies
50,000	El Paso Corp.	428,725	461,500
1,000	Energen Corp.	30,935	39,900
18,000	National Fuel Gas Co.	488,706	649,440
2,000	ONEOK Inc.	51,437	58,980
24,000	Southern Union Co.	486,282	441,360
30,000	Spectra Energy Corp.	634,201	507,600

		2,409,019	2,509,775

	Energy and Utilities: Natural Gas Utilities — 4.0%
	Non U.S. Companies
1,500	Enagas	37,053	29,492
1,890	GDF Suez	62,915	70,368
11,454	GDF Suez, ADR (a)	362,710	428,952
6,867	GDF Suez, Strips	0	10
	U.S. Companies
16,000	Atmos Energy Corp.	394,047	400,640
20,000	Nicor Inc.	667,385	692,400
5,000	Piedmont Natural Gas Co. Inc.	116,790	120,550
10,000	Southwest Gas Corp.	250,760	222,100
5,000	The Laclede Group Inc.	159,165	165,650

		2,050,825	2,130,162

	Energy and Utilities: Oil — 3.8%
	Non U.S. Companies
1,000	Niko Resources Ltd.	48,277	68,779
4,400	PetroChina Co. Ltd., ADR	382,584	486,112
13,500	Petroleo Brasileiro SA, ADR	450,058	553,230
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	451,710
	U.S. Companies
3,000	Chevron Corp.	182,580	198,750
2,000	ConocoPhillips	74,050	84,120
2,000	Devon Energy Corp.	67,255	109,000
1,000	Exxon Mobil Corp.	45,500	69,910

		1,711,235	2,021,611

	Energy and Utilities: Services — 0.4%
	Non U.S. Companies
10,000	ABB Ltd., ADR	123,092	157,800
	U.S. Companies
2,500	Halliburton Co.	60,195	51,750

		183,287	209,550

	Energy and Utilities: Water — 3.5%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	25,565	23,775
49,000	Severn Trent plc	860,939	881,924
37,090	United Utilities Group plc	366,828	303,271
	U.S. Companies
8,666	Aqua America Inc.	129,735	155,121
2,700	California Water Service Group	76,295	99,468
4,000	Middlesex Water Co.	75,033	57,800
17,000	SJW Corp.	277,304	385,900

		1,811,699	1,907,259

	Diversified Industrial — 1.0%
	Non U.S. Companies
13,000	Bouygues SA	434,634	488,756
	U.S. Companies
2,000	Woodward Governor Co.	28,135	39,600

		462,769	528,356

	Environmental Services — 0.7%
	Non U.S. Companies
500	Suez Environnement SA	0	8,729
12,000	Veolia Environnement	367,020	353,352

		367,020	362,081

	Independent Power Producers and Energy Traders — 0.6%
	U.S. Companies
12,000	NRG Energy Inc.†	289,986	311,520

	TOTAL ENERGY AND UTILITIES	38,725,575	38,085,428

	COMMUNICATIONS — 20.7%
	Cable and Satellite — 6.5%
	Non U.S. Companies
10,000	Cogeco Inc.	195,069	183,209
2,500	Rogers Communications Inc., Cl. B	25,532	64,375
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	Non U.S. Companies (Continued)
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$53,052	$28,734
	U.S. Companies
25,000	Cablevision Systems Corp., Cl. A	580,792	485,250
32,000	DISH Network Corp., Cl. A†	626,974	518,720
3,600	EchoStar Corp., Cl. A†	103,356	57,384
4,580	Liberty Global Inc., Cl. A†	86,290	72,776
4,000	Liberty Global Inc., Cl. C†	72,761	63,240
80,000	The DIRECTV Group Inc.†	1,797,110	1,976,800

		3,540,936	3,450,488

	Telecommunications — 12.3%
	Non U.S. Companies
26,000	BCE Inc.	534,078	537,160
4,000	Belgacom SA	127,825	127,576
2,102	Bell Aliant Regional Communications Income Fund (a)(b)	51,669	47,619
27,000	BT Group plc, ADR	902,408	453,600
38,000	Deutsche Telekom AG, ADR	632,643	448,400
6,000	France Telecom SA, ADR	149,213	136,860
6,000	Manitoba Telecom Services Inc.	189,058	175,747
3,500	Orascom Telecom Holding SAE, GDR†	78,883	93,100
25,000	Portugal Telecom SGPS SA	299,870	244,483
15,000	Royal KPN NV, ADR	114,993	207,750
1,500	Swisscom AG	478,884	460,402
10,000	Telecom Italia SpA	32,599	13,818
16,000	Telefonica SA, ADR	658,948	1,086,240
14,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	126,939	226,940
13,000	Telekom Austria AG	196,030	203,162
13,000	Telmex Internacional SAB de CV, ADR	82,025	164,450
	U.S. Companies
31,000	AT&T Inc.	897,648	770,040
30,000	Sprint Nextel Corp.†	63,201	144,300
10,000	Telephone & Data Systems Inc.	342,725	283,000
25,000	Verizon Communications Inc.	908,836	768,250

		6,868,475	6,592,897

	Wireless Communications — 1.9%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	95,286	77,440
10,000	Millicom International Cellular SA†	617,288	562,600
1,600	Mobile TeleSystems OJSC, ADR	54,874	59,088
4,000	Turkcell Iletisim Hizmetleri A/S, ADR	54,521	55,440
12,000	Vimpel-Communications, ADR†	78,900	141,240
5,000	Vodafone Group plc, ADR	138,000	97,450

		1,038,869	993,258

	TOTAL COMMUNICATIONS	11,448,280	11,036,643

	OTHER — 2.3%
	Aerospace — 1.0%
	Non U.S. Companies — 1.0%
90,000	Rolls-Royce Group plc†	628,651	535,265
7,722,000	Rolls-Royce Group plc, Cl. C†	11,225	12,704

		639,876	547,969

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	42,173	49,156

	Business Services — 0.1%
	Non U.S. Companies
4,000	Sistema JSFC, GDR† (b)	100,137	48,280

	Entertainment — 0.5%
	Non U.S. Companies
11,000	Vivendi	335,067	262,875

	Metals and Mining — 0.3%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	66,939	153,792

	Real Estate — 0.2%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	149,494	102,420

	Transportation — 0.1%
	U.S. Companies
3,500	GATX Corp.	91,876	90,020

	TOTAL OTHER	1,425,562	1,254,512

	TOTAL COMMON STOCKS	51,599,417	50,376,583

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$64,126	$58,000

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd.	26,010	39,123

	TOTAL CONVERTIBLE PREFERRED STOCKS	90,136	97,123

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
2,000	Bharti Airtel Ltd., expire 09/19/13† (b)	26,369	33,489

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	OTHER — 0.2%
	Real Estate — 0.2%
	U.S. Companies
$350,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	326,667	122,500

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
2,765,000	U.S. Treasury Bills, 0.132% to 0.183%††, 07/30/09 to 09/17/09	2,764,418	2,764,406

TOTAL INVESTMENTS — 100.0%		$54,807,007	53,394,101

Other Assets and Liabilities (Net)			251,321

NET ASSETS — COMMON SHARES
(3,050,236 common shares outstanding)			$53,645,422

NET ASSET VALUE PER COMMON SHARE
($53,645,422 ÷ 3,050,236 shares outstanding)			$17.59

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $476,571 or 0.89% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $129,388 or 0.24% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	65.5%	$34,959,581
Europe	24.1	12,882,393
Japan	4.6	2,453,106
Latin America	3.2	1,735,257
Asia/Pacific	2.4	1,270,664
Africa/Middle East	0.2	93,100

Total Investments	100.0%	$53,394,101

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $54,807,007)	$53,394,101
Foreign currency, at value (cost $20,543)	20,996
Cash	27,311
Receivable for investments sold	565,352
Dividends and interest receivable	218,966
Unrealized appreciation on swap contracts	14,563
Deferred offering expense	109,678
Prepaid expense	1,534

Total Assets	54,352,501

Liabilities:
Payable for investments purchased	585,627
Payable for investment advisory fees	39,588
Payable for payroll expenses	21,849
Payable for accounting fees	3,750
Other accrued expenses	56,265

Total Liabilities	707,079

Net Assets applicable to 3,050,236 shares outstanding	$53,645,422

Net Assets Consist of:
Paid-in capital, at $0.001 par value	$55,705,468
Accumulated net investment income	64,742
Accumulated net realized loss on investments and foreign currency transactions	(728,593)
Net unrealized depreciation on investments	(1,412,906)
Net unrealized appreciation on swap contracts	14,563
Net unrealized appreciation on foreign currency translations	2,148

Net Assets	$53,645,422

Net Asset Value Per Common Share:
($53,645,422 ÷ 3,050,236 shares outstanding; unlimited number of shares authorized)	$17.59

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $63,787)	$1,229,457
Interest	15,507

Total Investment Income	1,244,964

Expenses:
Investment advisory fees	250,569
Payroll expenses	37,650
Shareholder communications expenses	30,633
Trustees’ fees	29,601
Legal and audit fees	27,611
Custodian fees	16,617
Accounting fees	15,000
Shareholder services fees	6,193
Interest expense	61
Miscellaneous expenses	14,267

Total Expenses	428,202

Net Investment Income	816,762

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(322,759)
Net realized gain on swap contracts	73,285
Net realized loss on foreign currency transactions	(282)

Net realized loss on investments, swap contracts, and foreign currency transactions	(249,756)

Net change in unrealized appreciation/depreciation:
on investments	(1,508,201)
on swap contracts	(7,025)
on foreign currency translations	2,241

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(1,512,985)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(1,762,741)

Net Decrease in Net Assets Resulting from Operations	$(945,979)

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$816,762	$1,433,176
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(249,756)	720,643
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(1,512,985)	(19,852,318)

Net Decrease in Net Assets Resulting from Operations	(945,979)	(17,698,499)

Distributions to Common Shareholders:
Net investment income	(713,755) *	(1,677,946)
Net realized short-term gain	—	(240,202)
Net realized long-term gain	—	(1,222,057)
Return of capital	(1,116,386) *	(520,078)

Total Distributions to Common Shareholders	(1,830,141)	(3,660,283)

Fund Share Transactions:
Contribution from Adviser	—	1,974

Net Decrease in Net Assets	(2,776,120)	(21,356,808)
Net Assets:
Beginning of period	56,421,542	77,778,350

End of period (including undistributed net investment income of $64,742 and $0, respectively)	$53,645,422	$56,421,542

*	Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended
Selected data for a common share of beneficial	June 30, 2009		Year Ended December 31,				Period Ended
interest outstanding throughout each period:	(Unaudited)		2008	2007	2006	2005	December 31, 2004 (d)
Operating Performance:
Net asset value, beginning of period	$18.50		$25.50	$24.52	$20.45	$21.03	$19.06	(e)

Net investment income	0.27		0.47	0.45	0.64	0.64	0.28
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	(0.58)		(6.27)	2.06	4.63	0.23	2.29

Total from investment operations	(0.31)		(5.80)	2.51	5.27	0.87	2.57

Distributions to Common Shareholders:
Net investment income	(0.23	)(b)	(0.55)	(0.30)	(0.65)	(0.63)	(0.28)
Net realized gain	—		(0.48)	(1.23)	(0.55)	(0.82)	(0.06)
Return of capital	(0.37	)(b)	(0.17)	—	—	—	(0.26)

Total distributions to common shareholders	(0.60)		(1.20)	(1.53)	(1.20)	(1.45)	(0.60)

Capital Share Transactions:
Contribution from Adviser	—		0.00 *	—	—	—	—

Total capital share transactions	—		0.00 *	—	—	—	—

Net Asset Value, End of Period	$17.59		$18.50	$25.50	$24.52	$20.45	$21.03

NAV total return †	(1.45)%		(23.30)%	10.46%	26.66%	4.2%	13.9	%(f)

Market value, end of period	$16.34		$15.90	$23.05	$22.17	$17.76	$19.63

Total investment return ††	6.94%		(26.43)%	11.29%	32.83%	(2.3)%	1.3	%(g)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$53,645		$56,422	$77,778 **	$74,807	$62,381	$64,160
Ratio of net investment income to average net assets	3.22	%(c)	2.15%	1.82%	2.92%	2.99%	2.23	%(c)
Ratio of operating expenses to average net assets (a)	1.69	%(c)	1.54%	1.55%	1.66%	1.56%	1.49	%(c)
Portfolio turnover rate †††	6.7%		24.3%	16.7%	21.8%	21.0%	16.9%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005, would have been 35.0%, 22.2%, and 37.8%, respectively. The portfolio turnover rate for the period ended December 31, 2004 would have been as shown.

*	Amount represents less than $0.005 per share.

**	Revised to correct a typographical error.

(a)	For the years ended December 31, 2008, 2007, 2006, and 2005, the effect of the custodian fee credits was minimal.

(b)	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(c)	Annualized.

(d)	The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.

(e)	The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.

(f)	Based on net asset value per share at commencement of operations of $19.06 per share.

(g)	Based on market value per share at initial public offering of $20.00 per share.
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.
     The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 -	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
COMMUNICATIONS
Telecommunications
Non U.S. Companies	$4,579,688	$47,619	$4,627,307
OTHER
Aerospace
Non U.S. Companies	535,265	12,704	547,969
Other Industries(a)	45,201,307	—	45,201,307

Total Common Stocks	50,316,260	60,323	50,376,583
Convertible Preferred Stocks(a)	97,123	—	97,123
Warrants(a)	—	33,489	33,489
Convertible Corporate Bonds	—	122,500	122,500
U.S. Government Obligations	—	2,764,406	2,764,406

TOTAL INVESTMENTS IN SECURITIES	$50,413,383	$2,980,718	$53,394,101

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Contract for Difference Swap Agreements	$—	$14,563	$14,563

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.
     There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value Appreciation on:	Overnight LIBOR plus 90 bps plus Market Value Depreciation on:
$282,705 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$14,528
7,020 (4,290,000 Shares)	Rolls-Royce Group plc, Cl. C	Rolls-Royce Group plc, Cl. C	7/02/09	35

				$14,563

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of net short-term capital gains)	$1,918,148
Net long-term capital gains	1,222,057
Return of capital	520,078

Total distributions paid	$3,660,283

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $431,743.
     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments	$31,788
Net unrealized depreciation on swap contracts and foreign currency translations	(93)
Post-October capital loss deferral	(431,743)
Other temporary differences*	(264)

Total	$(400,312)

*	Other temporary differences are primarily due to swap accrual adjustments and basis adjustments from investments in hybrid securities and conversion premiums.
     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
Investments	$55,080,545	$4,834,804	$(6,521,248)	$(1,686,444)
Swap contracts	—	14,563	—	14,563

	$55,080,545	$4,849,367	$(6,521,248)	$(1,671,881)

     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
3. Agreements and Transactions with Affiliates. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 0.90% (prior to May 28, 2009, the Advisory fees was 1.00%) of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.
     During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $7,246 to Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2009, the Fund paid or accrued $15,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2009 the Fund paid or accrued $37,650, which is included in payroll expenses in the Statement of Operations.
     The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended and each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $3,906,120 and $2,067,940, respectively.
     Sales of U.S. Government obligations for the six months ended June 30, 2009, other than short-term obligations, aggregated $1,150,000.
5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2009, the Fund did not have any transactions in shares of beneficial interest.
     A shelf registration authorizing the offering of preferred shares was declared effective by the SEC on March 19, 2008.
6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on May 20, 2009, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of equity closed-end funds. The Independent Board Members noted that the Fund’s performance was in the top quartile of the funds in its peer group for the prior one and three year periods since inception.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that portions of the Fund’s portfolio transactions were executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Trustees
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder LLP

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

David I. Schachter
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,050,236
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value)of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/09 through 01/31/09	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,050,236 Preferred – N/A

Month #2 02/01/09 through 02/28/09	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,050,236 Preferred – N/A

Month #3 03/01/09 through 03/31/09	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,050,236 Preferred – N/A

Month #4 04/01/09 through 04/30/09	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,050,236 Preferred – N/A

Month #5 05/01/09 through 05/31/09	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,050,236 Preferred – N/A

Month #6 06/01/09 through 06/30/09	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,050,236 Preferred – N/A

Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date       9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date       9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date     9/1/09

*	Print the name and title of each signing officer under his or her signature.